Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Litigation

In July 2015, a supplier filed a lawsuit against the Company for outstanding payables owed by the Company of approximately $72,000. In February 2016, the supplier and the Company agreed to settle the indebted balance for $43,000 provided that the Company pays on or before March 16, 2016. The Company failed to make the payment and the judgement amount was therefore increased to approximately $70,000 plus interest and court costs of approximately $2,300. The Company is currently negotiating new terms with the supplier. On January 29, 2018, the Company entered into a Compromise Settlement and Release Agreement with the supplier, where the Company agreed to settle the indebted balance for $39,000. On January 30, 2018 the Company paid the settlement in full and received a release from the Court. The Company recorded a gain from the settlement of approximately $26,000.

On April 2017, a Garnishment Action was filed by Asahi Net, Inc. (“Asahi”) against Vert. Asahi was seeking to garnish funds in the amount of $2,180,881. The Company was listed as a garnishee in the Action because Vert had loaned money to the Company. The Company had already paid Vert in full satisfaction of the loan. On March 1, 2018, the Company was served a claim under the Georgia Uniform Voidable Transactions Act by Asahi, which was seeking to void transactions between the Company and Vert. The Company disputed these allegations. On April 26, 2018, Asahi filed a Notice of Dismissal for both the Garnishment Action as well as the claim under the Georgia Uniform Voidable Transactions Act.

On June 1, 2017, the Company was served with a lawsuit from Skyview seeking judgment on the $1,460,508 outstanding balance due under the currently defaulted Skyview Note, plus accrued interest thereon, and also seeking to foreclose on the assets of Mimio that is now owned and operated by our Boxlight, Inc. The Company paid off the $1,460,508 outstanding balance in November 2017. Skyview filed a request for additional attorney fees in the amount of $67,826. On March 14, 2018, the Company satisfied the claim and the acknowledgement of satisfaction of judgement was received on March 21, 2018 from the Court.

Operating Lease Commitments

The Company leases two offices under non-cancelable lease agreements. The leases provide that the Company pays only a monthly rental and is not responsible for taxes, insurance or maintenance expenses related to the property. Future minimum lease payments of the Company’s operating leases with a term over one year subsequent to March 31, 2018 are as follows:

Year ending December 31,	Amount
2018	$197,700
2019	40,400

Net Minimum Lease Payments	$238,100

The Company also has another office lease on a month-to-month basis. For the three months ended March 31, 2018 and 2017, aggregate rent expense was approximately $67,000 and $98,000, respectively.

NOTE 16 – COMMITMENTS AND CONTINGENCIES

Litigation

In July 2015, a supplier filed a lawsuit against the Company for outstanding payables owed by the Company of approximately $72,000. In February 2016, the supplier and the Company agreed to settle the indebted balance for $43,000 provided that the Company pays on or before March 16, 2016. The Company failed to make the payment and the judgement amount was therefore increased to approximately $70,000 and with interest and court costs of approximately $2,300. The Company is currently negotiating new terms with the supplier. On January 29, 2018, the Company entered into a Compromise Settlement and Release agreement with the supplier, where the Company agreed to settle the indebted balance for $39,000. On January 30, 2018 the Company paid the settlement in full and is currently waiting for a release from the Court.

On April 2017, a Garnishment Action was filed by Asahi Net, Inc. (“Asahi”) against Vert. Asahi is seeking to garnish funds in the amount of $2,180,881. The Company is listed as a garnishee in the Action because Vert had loaned money to the Company. The Company has already paid Vert in full satisfaction of the loan. The Garnishment Action is currently in the discovery phase where the Company disputes Asahi’s allegations. The outcome is unknown but likely to be favorable to the Company. On March 1, 2018, the Company was served a claim under the Georgia Uniform Voidable Transactions Act by Asahi, which is seeking to void transactions between the Company and Vert. The Company disputes these allegations. The outcome is unknown, but likely to be favorable to the Company.

On June 1, 2017, the Company was served with a lawsuit from Skyview seeking judgment on the $1,460,508 outstanding balance due under the currently defaulted Skyview Note, plus accrued interest thereon, and also seeking to foreclose on the assets of Mimio that is now owned and operated by our Boxlight Inc. The Company paid off the $1,460,508 outstanding balance in November 2017. Skyview filed a request for additional attorney fees in the amount of $67,826. On March 14, 2018, the Company satisfied the claim and is currently waiting for the release in full from the Court.

Operating Lease Commitments

The Company leases two office spaces under non-cancelable lease agreements. The leases provide that the Company pays only a monthly rental and is not responsible for taxes, insurance or maintenance expenses related to the property. Future minimum lease payments of the Company’s operating leases with a term over one year subsequent to December 31, 2017 are as follows:

Year ending December 31,	Amount
2018	$265,050
2019	60,600
2020	-
Net Minimum Lease Payments	$325,650

The Company also has another office lease on a month-to-month basis. For the twelve months ended December 31, 2017 and 2016, aggregate rent expense was approximately $274,950 and $286,999, respectively.